As filed with the Securities and Exchange Commission on [date]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07959
                                                     ---------

                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)

                               615 E. MICHIGAN ST.
                               MILWAUKEE, WI 53202
                               -------------------
               (Address of principal executive offices) (Zip code)

                                 ERIC M. BANHAZL
                              ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                     (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
              (Registrant's telephone number, including area code)

Date of fiscal year end: NOVEMBER 30, 2005
                         -----------------

Date of reporting period: NOVEMBER 30, 2005
                          -----------------

ITEM 1. REPORT TO STOCKHOLDERS.

                                     [LOGO]

                                    PIA FUNDS

                                - PIA SHORT-TERM
                              GOVERNMENT SECURITIES

                             - PIA TOTAL RETURN BOND



                                  ANNUAL REPORT
                                NOVEMBER 30, 2005

Dear Shareholder:

We are pleased to provide you with this annual report for the period ended November 30, 2005 for the following PIA Funds for which Pacific Income Advisers is the adviser: the Short-Term Government Securities Fund and the Total Return Bond Fund.

During the 12 months ended November 30, 2005, the returns, including the reinvestment of dividends and capital gains, were as follows:

      PIA Short-Term Government Securities Fund       2.23%
      PIA Total Return Bond Fund                      2.30%

The economic recovery continued at an above average pace and corporate profits remained robust. Supported by higher commodity prices, inflation, year over year, was 3.5%. The Federal Deficit declined to around $300 billion from over $400 billion last year. The reliance on foreign buyers to purchase a large portion of this debt remains critical for continued domestic economic growth. The Federal Reserve continued to tighten monetary policy by raising the funds rate from 2.0% to 4.0% by November. Yields on two and five year treasury bonds rose 141 and 72 basis points, respectively, while yields on the 30 year treasury declined by 30 basis points in yield.

The Short-Term Government Fund benefited from the allocation to shorter average life/floating rate government mortgage backed securities. The Merrill Lynch 1-Year U.S. Treasury Note Index was up 2.1% for the period.

The Total Return Bond Fund benefited from a shorter overall maturity structure as interest rates rose and a greater emphasis on longer maturity securities which outperformed. The Lehman Brothers Aggregate Bond Index was up 2.4%.

Please take a moment to review your fund(s)' statement of assets and the results of operations for the one year period ended November 30. We look forward to reporting to you again in mid 2006.


/s/ Lloyd McAdams
Lloyd McAdams
Chairman of the Board

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The Lehman Brothers Aggregate Bond Index (The Index) is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Merrill Lynch 1-Year U.S. Treasury Note Index (The Index) is an unmanaged index presented for comparative purposes only. The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. You cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

                                    PIA FUNDS
                   PIA SHORT-TERM GOVERNMENT SECURITIES FUND
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2005

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
    PIA SHORT-TERM GOVERNMENT SECURITIES FUND VS THE LEHMAN BROTHERS 1-3 YEAR
     U.S. GOV'T BOND INDEX AND MERRILL LYNCH 1-YEAR U.S.TREASURY NOTE INDEX

 [The following table was represented as a line chart in the printed material.]

                                         Lehman        Merrill
                                        Brothers        Lynch
                                        1-3 Year     1-Year U.S.
                                       U.S. Gov't     Treasury
                              Fund     Bond Index    Note Index
               11/30/1995    10,000      10,000        10,000
               11/30/1996    10,770      10,586        10,573
               11/30/1997    11,477      11,217        11,187
               11/30/1998    12,279      12,032        11,860
               11/30/1999    12,647      12,427        12,356
               11/30/2000    13,570      13,290        13,163
               11/30/2001    14,621      14,593        14,213
               11/30/2002    15,040      15,332        14,666
               11/30/2003    15,275      15,699        14,890
               11/30/2004    15,478      15,926        15,034
               11/30/2005    15,823      16,172        15,352

AVERAGE ANNUAL TOTAL RETURN*                      1 YEAR    5 YEARS    10 YEARS
----------------------------                      ------    -------    --------
PIA Short-Term Government Securities Fund          2.23%      3.12%      4.70%
Lehman Brothers 1-3 Year U.S. Gov't Bond Index     1.55%      4.00%      4.92%
Merrill Lynch 1-Year U.S. Treasury Note Index      2.11%      3.12%      4.38%

      Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

      This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

      The Lehman Brothers 1-3 Year U.S. Government Bond Index is an unmanaged index consisting of all U.S. Treasury & Agency bonds weighted according to market capitalization with maturities between one and three years. The Fund will not use this index going forward.

      The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue.

      Indices do not incur expenses and are not available for investment.

----------
* Average Annual Total Return represents the average change in account value over the periods indicated.

                                    PIA FUNDS
                           PIA TOTAL RETURN BOND FUND
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2005

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PIA TOTAL RETURN BOND FUND VS THE LEHMAN BROTHERS AGGREGATE BOND INDEX
                AND LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX

 [The following table was represented as a line chart in the printed material.]

                                          Lehman
                                         Brothers       Lehman
                                        Government/    Brothers
                                        Credit Bond    Aggregate
                               Fund        Index      Bond Index
                  9/1/1998    10,000      10,000        10,000
                11/30/1998    10,265      10,283        10,242
                11/30/1999    10,189      10,148        10,238
                11/30/2000    11,059      11,064        11,166
                11/30/2001    12,268      12,338        12,412
                11/30/2002    12,780      13,241        13,323
                11/30/2003    13,368      14,087        14,014
                11/30/2004    13,762      14,668        14,636
                11/30/2005    14,079      15,032        14,987

                                                                         SINCE
AVERAGE ANNUAL TOTAL RETURN*                    1 YEAR     5 YEARS     INCEPTION
----------------------------                    ------     -------     ---------
PIA Total Return Bond Fund                       2.30%       4.95%        4.83%
Lehman Brothers Aggregate Bond Index             2.40%       6.06%        5.74%
Lehman Brothers Government/Credit Bond Index     2.48%       6.32%        5.79%

      Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

      This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, September 1, 1998. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

      The Lehman Brothers Aggregate Bond Index is an unmanaged index that covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

      The Lehman Brothers Government/Credit Bond Index is an unmanaged index consisting of U.S. Treasury & Agency bonds and publicly issued U.S. corporate and foreign debentures and secured notes. The Fund will not use this index going forward.

      Indices do not incur expenses and are not available for investment.

----------
* Average Annual Total Return represents the average change in account value over the periods indicated.

                                    PIA FUNDS
          EXPENSE EXAMPLE - FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005
                                   (UNAUDITED)

      As a shareholder of the PIA Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/05 - 11/30/05).

ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.35% and 0.50% per the advisory agreement for the PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund, respectively. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE   ACCOUNT VALUE      DURING PERIOD
                                                  6/1/05         11/30/05     6/1/05 - 11/30/05*
                                              -------------   -------------   ------------------
PIA SHORT-TERM GOVERNMENT SECURITIES FUND
   Actual                                       $1,000.00       $1,010.70            $1.76
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.31            $1.78

PIA TOTAL RETURN BOND FUND
   Actual                                       $1,000.00       $  996.10            $2.50
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.56            $2.54

----------
* Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratios of the PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund are 0.35% and 0.50%, respectively.

                                    PIA FUNDS
                    PIA SHORT-TERM GOVERNMENT SECURITIES FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2005
                                   (UNAUDITED)

                              INVESTMENTS BY ISSUER
                          As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

              Federal Home Loan Mortgage Corp.               7%
              Federal National Mortgage Assoc.              33%
              Government National Mortgage Assoc.            7%
              Federal Home Loan Bank                        11%
              United States Treasury                        32%
              Cash and Other Assets                          9%
              Private                              Less than 1%

                                    PIA FUNDS
                           PIA TOTAL RETURN BOND FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2005
                                   (UNAUDITED)

                               INVESTMENTS BY TYPE
                          As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

          Corporate Bonds & Notes                               21%
          Mortgage-Backed Securities                            29%
          U.S. Government Agencies and Instrumentalities        42%
          Cash and Other Assets                                  8%

                                    PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2005

PIA SHORT-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 23.8%
PRIVATE 0.2%
$   85,761   Prudential Home Mortgage Securities
             7.50%, due 3/25/08 .................................   $    85,593
                                                                    -----------
U.S. GOVERNMENT AGENCIES 23.6%
    72,281   FHLMC ARM Pool 755204
               5.041%, due 8/1/15 * .............................        72,637
    62,439   FHLMC ARM Pool 845113
               4.958%, due 2/1/22 * .............................        63,638
   110,176   FHLMC ARM Pool 635206
               4.709%, due 10/1/22 * ............................       111,256
    40,934   FHLMC ARM Pool 845755
               4.989%, due 6/1/23 * .............................        41,924
    31,570   FHLMC ARM Pool 609231
               4.587%, due 2/1/24 * .............................        32,410
 1,604,947   FHLMC ARM Pool 785726
               4.929%, due 1/1/25 * .............................     1,638,878
   875,860   FHLMC ARM Pool 1C0009
               4.738%, due 2/1/32 * .............................       876,525
   596,464   FHLMC ARM Pool 1B0668
               3.987%, due 1/1/33 * .............................       595,691
    94,021   FNMA Pool 252500
               5.50%, due 6/1/06 ................................        94,425
    62,888   FNMA Pool 415842
               11.00%, due 1/1/13 ...............................        67,700
   100,301   FNMA ARM Pool 555206
               5.557%, due 7/1/25 * .............................       102,906
   726,410   FNMA ARM Pool 424953
               4.815%, due 7/1/27 * .............................       735,117
   596,788   FNMA ARM Pool 556438
               4.943%, due 3/1/28 * .............................       613,284
   355,962   FNMA ARM Pool 508399
               5.16%, due 6/1/29 * ..............................       361,003
   647,430   FNMA ARM Pool 562912
               4.842%, due 4/1/30 * .............................       652,498
   462,923   FNMA ARM Pool 556824
               5.258%, due 8/1/30 * .............................       484,618
    87,495   FNMA ARM Pool 551038
               5.585%, due 9/1/30 * .............................        90,123
   545,853   FNMA ARM Pool 670317
               5.244%, due 10/1/30 * ............................       559,746
   145,179   FNMA ARM Pool 592745
               5.493%, due 7/1/31 * .............................       148,291
   127,031   FNMA ARM Pool 597196
               5.566%, due 9/1/31 * .............................       127,624
   172,419   FNMA ARM Pool 610547
               5.386%, due 11/1/31 * ............................       176,901
   230,865   FNMA ARM Pool 629098
               4.848%, due 4/1/32 * .............................       236,178
   252,368   FNMA ARM Pool 670257
               4.98%, due 2/1/33 * ..............................       258,176
    34,990   GNMA II ARM Pool 8871
               4.125%, due 11/20/21 * ...........................        35,362
   232,570   GNMA II ARM Pool 8062
               4.125%, due 10/20/22 * ...........................       234,731
   548,948   GNMA II ARM Pool 80011
               4.125%, due 11/20/26 * ...........................       554,886
   112,958   GNMA II ARM Pool 80013
               4.125%, due 11/20/26 * ...........................       114,390
    64,616   GNMA II ARM Pool 80021
               4.125%, due 12/20/26 * ...........................        65,436
    38,364   GNMA II ARM Pool 80029
               4.375%, due 1/20/27 * ............................        38,679
   531,536   GNMA II ARM Pool 80094
               4.75%, due 7/20/27 * .............................       537,231
   738,111   GNMA II ARM Pool 80104
               4.75%, due 8/20/27 * .............................       747,425
    32,481   GNMA II ARM Pool 80122
               4.125%, due 10/20/27 * ...........................        32,840
   304,263   GNMA II ARM Pool 80154
               4.375%, due 1/20/28 * ............................       306,247

                       See notes to financial statements.

                                    PIA FUNDS

                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2005

PIA SHORT-TERM GOVERNMENT SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
$  782,691   GNMA II ARM Pool 80331
               4.125%, due 10/20/29 * ...........................   $   788,214
   172,061   GNMA II ARM Pool 80344
               4.125%, due 11/20/29 * ...........................       173,416
                                                                    -----------
                                                                     11,770,406
                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
             (cost $11,967,838) .................................    11,855,999
                                                                    -----------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES 67.2%
U.S. GOVERNMENT AGENCIES 35.0%
 1,500,000   FHLB
               2.875%, due 9/15/06 ..............................     1,480,060
 4,000,000   FHLB
               3.375%, due 2/23/07 ..............................     3,938,956
 1,900,000   FNMA
               5.25%, due 6/15/06 ...............................     1,906,963
 3,350,000   FNMA
               4.375%, due 10/15/06 .............................     3,345,039
 3,700,000   FNMA
               2.625%, due 11/15/06 .............................     3,630,880
 3,200,000   FNMA
               3.625%, due 3/15/07 ..............................     3,159,622
                                                                    -----------
                                                                     17,461,520
                                                                    -----------
U.S. TREASURY NOTES 32.2%
 3,350,000   U.S. Treasury Note
               2.25%, due 4/30/06 ...............................     3,324,091
 3,570,000   U.S. Treasury Note
               2.75%, due 6/30/06 ...............................     3,538,766
 2,850,000   U.S. Treasury Note
               2.375%, due 8/31/06 ..............................     2,808,698
 5,000,000   U.S. Treasury Note
               2.50%, due 9/30/06 ...............................     4,923,050
 1,500,000   U.S. Treasury Note
               2.50%, due 10/31/06 ..............................     1,474,923
                                                                    -----------
                                                                     16,069,528
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES
             (cost $33,717,816) .................................    33,531,048
                                                                    -----------

--------------------------------------------------------------------------------
SHARES/PRINCIPAL AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 8.6%
    32,213   AIM STIT - Treasury Portfolio ......................        32,213
       607   Fidelity Institutional Government Portfolio ........           607
$1,410,000   FHLB Discount Note
               Zero coupon bond to yield
               2.65%, due 12/1/05 ...............................     1,410,000
 2,850,000   FHLMC Discount Note
               Zero coupon bond to yield
               3.93%, due 12/9/05 ...............................     2,847,511
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
             (cost $4,290,331) ..................................     4,290,331
                                                                    -----------
TOTAL INVESTMENTS
             (cost $49,975,985) ........................    99.6%    49,677,378
OTHER ASSETS LESS LIABILITIES ..........................     0.4%       210,499
                                                                    -----------
TOTAL NET ASSETS .......................................   100.0%   $49,887,877
                                                                    ===========

----------
* Variable rate note. Rate shown reflects the rate in effect at November 30, 2005.

FHLB  -  Federal Home Loan Bank.
FHLMC -  Federal Home Loan Mortgage Corporation.
FNMA  -  Federal National Mortgage Association.
GNMA  -  Government National Mortgage Association.

                       See notes to financial statements.

                                    PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2005

PIA TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 21.2%
AEROSPACE / DEFENSE 0.8%
$  100,000   United Technologies Corp.
               7.50%, due 9/15/29 ...............................   $   125,176
                                                                    -----------
AGRICULTURE 0.7%
   100,000   Archer-Daniels-Midland
               5.935%, due 10/1/32 ..............................       102,712
                                                                    -----------
AUTO MANUFACTURERS 0.6%
   100,000   DaimlerChrysler NA Holding Corp.
               4.05%, due 6/4/08 ................................        97,308
                                                                    -----------
BANKS 1.9%
   100,000   Bank of America Corp.
               5.875%, due 2/15/09 ..............................       102,796
   100,000   Wachovia Corp.
               4.375%, due 6/1/10 ...............................        97,534
   100,000   Wells Fargo & Co.
               4.625%, due 8/9/10 ...............................        98,536
                                                                    -----------
                                                                        298,866
                                                                    -----------
CONSUMER PRODUCTS 0.6%
   100,000   Clorox Co.
               5.00%, due 1/15/15 ...............................        98,380
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES 4.7%
   100,000   CIT Group, Inc.
               4.25%, due 2/1/10 ................................        97,045
   100,000   Citigroup, Inc.
               5.00%, due 3/6/07 ................................       100,241
   100,000   Countrywide Home Loan
               4.125%, due 9/15/09 ..............................        96,189
   150,000   General Electric Capital Corp.
               4.375%, due 11/21/11 .............................       145,649
   100,000   HSBC Finance Corp.
               4.125%, due 11/16/09 .............................        96,683
   100,000   Morgan Stanley
               6.60%, due 4/1/12 ................................       107,032
   100,000   SLM Corp.
               5.00%, due 10/1/13 ...............................        98,257
                                                                    -----------
                                                                        741,096
                                                                    -----------
FOOD 0.2%
    35,000   Albertson's, Inc.
               7.45%, due 8/1/29 ................................        30,095
                                                                    -----------
FOREST PRODUCTS & PAPER 1.4%
   100,000   International Paper Co.
               6.75%, due 9/1/11 ................................       105,504
   100,000   Weyerhaeuser Co.
               6.75%, due 3/15/12 ...............................       105,651
                                                                    -----------
                                                                        211,155
                                                                    -----------
INSURANCE 1.2%
   100,000   American International Group, Inc.
               4.25%, due 5/15/13 ...............................        94,530
   100,000   MetLife, Inc.
               5.00%, due 6/15/15 ...............................        97,521
                                                                    -----------
                                                                        192,051
                                                                    -----------
MACHINERY 0.7%
   100,000   John Deere Capital Corp.
               5.10%, due 1/15/13 ...............................       100,626
                                                                    -----------
MEDIA 2.5%
   100,000   AT&T, Inc.
               5.10%, due 9/15/14 ...............................        97,283
   100,000   News America, Inc.
               5.30%, due 12/15/14 ..............................        98,879
    85,000   Time Warner, Inc.
               7.625%, due 4/15/31 ..............................        96,715
   100,000   Tribune Co.
               4.875%, due 8/15/10 ..............................        97,699
                                                                    -----------
                                                                        390,576
                                                                    -----------

                       See notes to financial statements.

                                    PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2005

PIA TOTAL RETURN BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
MINING 1.3%
$  100,000   Alcan, Inc.
               6.125%, due 12/15/33 .............................   $   100,398
   100,000   Alcoa, Inc.
               6.50%, due 6/1/11 ................................       106,974
                                                                    -----------
                                                                        207,372
                                                                    -----------
OIL & GAS 1.3%
   100,000   ConocoPhillips
               4.75%, due 10/15/12 ..............................        99,770
   100,000   Devon Financing Corp., U.L.C.
               6.875%, due 9/30/11 ..............................       109,024
                                                                    -----------
                                                                        208,794
                                                                    -----------
RETAIL 0.6%
   100,000   CVS Corp.
               4.00%, due 9/15/09 ...............................        96,421
                                                                    -----------
SAVINGS & LOANS 0.6%
   100,000   Washington Mutual, Inc.
               4.375%, due 1/15/08 ..............................        98,792
                                                                    -----------
TELECOMMUNICATIONS 2.1%
   100,000   Bellsouth Capital Funding
               7.875%, due 2/15/30 ..............................       119,737
   100,000   Sprint Capital Corp.
               6.875%, due 11/15/28 .............................       107,725
    80,000   Verizon Global Funding Corp.
               7.75%, due 12/1/30 ...............................        93,972
                                                                    -----------
                                                                        321,434
                                                                    -----------
TOTAL CORPORATE BONDS & NOTES
             (cost $3,399,229) ..................................     3,320,854
                                                                    -----------
MORTGAGE-BACKED SECURITIES 28.7%
COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
    13,375   FHLMC Series 1387 S
               6.63%, due 10/15/07* + ...........................            77
       327   FNMA Series 1992-12 SA
               11.1128%, due 1/25/22* ...........................           349
                                                                    -----------
                                                                            426
                                                                    -----------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 28.7%
   687,038   FHLMC Pool B10834
               4.50%, due 11/1/18 ...............................       666,789
   313,583   FHLMC Pool B11934
               4.50%, due 1/1/19 ................................       304,341
   500,000   FHLMC Pool J02011
               5.00%, due 4/1/20 ................................       493,188
   658,055   FHLMC Pool B19744
               4.50%, due 8/1/20 ................................       636,793
   492,047   FHLMC Pool G08004
               5.00%, due 8/1/34 ................................       474,504
   311,557   FHLMC Pool A27698
               5.00%, due 10/1/34 ...............................       300,449
   317,410   FNMA Pool 555285
               6.00%, due 3/1/33 ................................       319,643
   875,902   FNMA Pool 748710
               5.50%, due 10/1/33 ...............................       865,068
   435,005   GNMA Pool 623405
               5.50%, due 3/15/34 ...............................       433,875
                                                                    -----------
                                                                      4,494,650
                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
             (cost $4,596,196) ..................................     4,495,076
                                                                    -----------

                       See notes to financial statements.

                                    PIA FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2005

PIA TOTAL RETURN BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES 42.4%
U.S. GOVERNMENT AGENCIES 3.9%
$  630,000   FNMA
               4.625%, due 10/15/13 .............................   $   619,672
                                                                    -----------
U.S. TREASURY BONDS 9.2%
   580,000   U.S. Treasury Bond
               8.125%, due 8/15/19 ..............................       775,592
   605,000   U.S. Treasury Bond
               5.375%, due 2/15/31 ..............................       664,933
                                                                    -----------
                                                                      1,440,525
                                                                    -----------
U.S. TREASURY NOTES 29.3%
 2,700,000   U.S. Treasury Note
               2.25%, due 2/15/07 ...............................     2,631,974
 1,275,000   U.S. Treasury Note
               4.125%, due 8/15/10 ..............................     1,258,665
   720,000   U.S. Treasury Note
               4.125%, due 5/15/15 ..............................       697,275
                                                                    -----------
                                                                      4,587,914
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES
             (cost $6,728,995) ..................................     6,648,111
                                                                    -----------
RIGHTS 0.0%
         1   Global Crossing North America, Inc.
               Liquidating Trust #@ (cost $0) ...................            --
                                                                    -----------

--------------------------------------------------------------------------------
SHARES/PRINCIPAL AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 7.4%
    27,670   AIM STIT - Treasury Portfolio ......................        27,670
       886   Fidelity Institutional Government Portfolio ........           886
$1,128,000   FHLB Discount Note
               Zero coupon bond to yield
               2.65%, due 12/1/05 ...............................     1,128,000
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
             (cost $1,156,556) ..................................     1,156,556
                                                                    -----------
TOTAL INVESTMENTS
             (cost $15,880,976) ........................    99.7%    15,620,597
OTHER ASSETS LESS LIABILITIES ..........................     0.3%        45,826
                                                                    -----------
TOTAL NET ASSETS .......................................   100.0%   $15,666,423
                                                                    ===========

----------
* Variable rate note. Rate shown reflects the rate in effect at November 30, 2005.
# Restricted security. The interest in the liquidating trust was acquired through a distribution on December 9, 2003. As of November 30, 2005, the security had a cost and value of $0 (0.0% of net assets).
@ Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
+  Interest only security.

FHLB - Federal Home Loan Bank.
FHLMC - Federal Home Loan Mortgage Corporation.
FNMA - Federal National Mortgage Association.
GNMA - Government National Mortgage Association.

                       See notes to financial statements.

                                    PIA FUNDS
            STATEMENTS OF ASSETS AND LIABILITIES - NOVEMBER 30, 2005

                                                                       SHORT-TERM
                                                                       GOVERNMENT        TOTAL
                                                                       SECURITIES       RETURN
                                                                          FUND         BOND FUND
                                                                      ----------------------------
ASSETS:
  Investments in securities, at value
    (cost $49,975,985 and $15,880,976, respectively) ...............  $ 49,677,378    $ 15,620,597
  Interest receivable ..............................................       288,787         128,840
  Due from investment adviser ......................................         6,081           3,639
  Prepaid expenses .................................................         9,757           7,125
                                                                      ------------    ------------
    Total assets ...................................................    49,982,003      15,760,201
                                                                      ------------    ------------
LIABILITIES:
  Payable for fund shares redeemed .................................           751           2,100
  Dividends payable ................................................        16,489          27,026
  Accrued distribution fees ........................................        20,319          19,930
  Administration fees ..............................................         5,014           4,178
  Custody fees .....................................................         2,079           1,339
  Transfer agent fees and expenses .................................        10,721           6,581
  Fund accounting fees .............................................        11,195          11,718
  Professional fees ................................................        20,135          17,545
  Chief Compliance Officer fee .....................................         1,118             369
  Accrued expenses and other liabilities ...........................         6,305           2,992
                                                                      ------------    ------------
    Total liabilities ..............................................        94,126          93,778
                                                                      ------------    ------------
    Net Assets .....................................................  $ 49,887,877    $ 15,666,423
                                                                      ============    ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, par value $0.01 per share;
    unlimited shares authorized ....................................  $ 51,265,082    $ 17,720,441
  Undistributed net investment income ..............................         2,650           6,931
  Accumulated net realized loss on investments .....................    (1,081,248)     (1,800,570)
  Net unrealized depreciation on investments .......................      (298,607)       (260,379)
                                                                      ------------    ------------
    Net Assets .....................................................  $ 49,887,877    $ 15,666,423
                                                                      ============    ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE .....  $       9.96    $      18.32
                                                                      ============    ============
SHARES OUTSTANDING .................................................     5,008,604         855,222
                                                                      ============    ============

                       See notes to financial statements.

                                    PIA FUNDS
             STATEMENTS OF OPERATIONS - YEAR ENDED NOVEMBER 30, 2005

                                                                       SHORT-TERM
                                                                       GOVERNMENT        TOTAL
                                                                       SECURITIES       RETURN
                                                                          FUND         BOND FUND
                                                                      ----------------------------
INVESTMENT INCOME:
  Interest ........................................................   $  1,476,949    $    666,429
                                                                      ------------    ------------
    Total investment income .......................................      1,476,949         666,429
                                                                      ------------    ------------
EXPENSES:
  Investment advisory fees (Note 3) ...............................         99,072          47,958
  Distribution fees (Note 4) ......................................         49,536          15,986
  Fund accounting fees ............................................         33,709          34,464
  Transfer agent fees and expenses ................................         33,019          20,032
  Administration fees (Note 3) ....................................         31,499          26,499
  Professional fees ...............................................         27,107          20,832
  State registration fees .........................................         17,922          15,606
  Custody fees ....................................................         11,243           6,370
  Trustees' fees ..................................................          8,176           7,160
  Reports to shareholders .........................................          8,079           3,099
  Miscellaneous ...................................................          4,576           3,788
  Chief Compliance Officer fee (Note 3) ...........................          4,505           1,471
  Insurance .......................................................          2,275           1,725
                                                                      ------------    ------------
    Total expenses ................................................        330,718         204,990
  Less: Expense waiver and reimbursement from adviser (Note 3) ....       (157,341)       (125,061)
                                                                      ------------    ------------
    Net expenses ..................................................        173,377          79,929
                                                                      ------------    ------------
    Net investment income .........................................      1,303,572         586,500
                                                                      ------------    ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments .........................        (36,116)         91,385
  Net change in unrealized depreciation on investments ............       (193,914)       (390,570)
                                                                      ------------    ------------
    Net loss on investments .......................................       (230,030)       (299,185)
                                                                      ------------    ------------
    Net increase in net assets resulting from operations ..........   $  1,073,542    $    287,315
                                                                      ============    ============

                        See notes to financial statements

                                    PIA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SHORT-TERM                         TOTAL
                                                                      GOVERNMENT                        RETURN
                                                                    SECURITIES FUND                    BOND FUND
                                                              ------------------------------------------------------------
                                                               Year Ended      Year Ended      Year Ended      Year Ended
                                                                 Nov. 30,        Nov. 30,        Nov. 30,        Nov. 30,
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS:
  Net investment income ...................................   $  1,303,572    $  1,030,472    $    586,500    $  1,018,066
  Net realized gain/(loss) on investments .................        (36,116)        (35,308)         91,385        (782,944)
  Net change in unrealized appreciation/(depreciation)
    on investments ........................................       (193,914)       (239,083)       (390,570)        933,995
                                                              ------------    ------------    ------------    ------------
  Net increase in net assets resulting from operations ....      1,073,542         756,081         287,315       1,169,117
                                                              ------------    ------------    ------------    ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Dividends from net investment income ....................     (1,442,617)     (1,344,997)       (599,865)     (1,054,355)
  Distributions from net realized gains ...................             --              --              --      (1,247,561)
                                                              ------------    ------------    ------------    ------------
  Total distributions .....................................     (1,442,617)     (1,344,997)       (599,865)     (2,301,916)
                                                              ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold ...........................      6,542,603      19,645,119       4,374,357      18,104,105
  Distributions reinvested ................................      1,261,084       1,198,096         279,345       2,170,447
  Payment for shares redeemed .............................     (5,896,616)    (41,386,074)     (3,078,122)    (43,789,774)
                                                              ------------    ------------    ------------    ------------
  Net increase/(decrease) in net assets from capital
    share transactions ....................................      1,907,071     (20,542,859)      1,575,580     (23,515,222)
                                                              ------------    ------------    ------------    ------------
  Total increase/(decrease) in net assets .................      1,537,996     (21,131,775)      1,263,030     (24,648,021)

NET ASSETS, BEGINNING OF YEAR .............................     48,349,881      69,481,656      14,403,393      39,051,414
                                                              ------------    ------------    ------------    ------------
NET ASSETS, END OF YEAR ...................................   $ 49,887,877    $ 48,349,881    $ 15,666,423    $ 14,403,393
                                                              ============    ============    ============    ============
INCLUDES UNDISTRIBUTED NET INVESTMENT INCOME OF ...........   $      2,650    $      3,417    $      6,931    $      8,699
                                                              ============    ============    ============    ============
TRANSACTIONS IN SHARES:
  Shares sold .............................................        652,463       1,936,082         233,911         959,557
  Shares issued on reinvestment of distributions ..........        126,169         118,664          15,014         114,975
  Shares redeemed .........................................       (588,785)     (4,081,085)       (168,461)     (2,311,797)
                                                              ------------    ------------    ------------    ------------
  Net increase/(decrease) in shares outstanding ...........        189,847      (2,026,339)         80,464      (1,237,265)
                                                              ============    ============    ============    ============

                       See notes to financial statements.

                                    PIA FUNDS
                      SHORT-TERM GOVERNMENT SECURITIES FUND
                              FINANCIAL HIGHLIGHTS

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2005           2004           2003           2002           2001
                                                           ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each year)

Net asset value, beginning of year .....................   $    10.03     $    10.15     $    10.29     $    10.36     $    10.12
                                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................................         0.26           0.25           0.20           0.36           0.52
Net realized and unrealized gain/(loss) on
  investments ..........................................        (0.04)         (0.12)         (0.04)         (0.07)          0.25
                                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations .......................         0.22           0.13           0.16           0.29           0.77
                                                           ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
Dividends from net investment income ...................        (0.29)         (0.25)         (0.28)         (0.35)         (0.52)
Distribution from net realized gains ...................           --             --          (0.02)         (0.01)            --
Tax return of capital ..................................           --             --             --             --          (0.01)
                                                           ----------     ----------     ----------     ----------     ----------
Total distributions ....................................        (0.29)         (0.25)         (0.30)         (0.36)         (0.53)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ...........................   $     9.96     $    10.03     $    10.15     $    10.29     $    10.36
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN ...........................................         2.23%          1.33%          1.56%          2.87%          7.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .....................   $   49,888     $   48,350     $   69,482     $   72,743     $   71,141
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ....................         0.35%          0.35%          0.35%          0.35%          0.33%
  Before waivers and reimbursements ....................         0.67%          0.66%          0.59%          0.58%          0.46%
Ratio of net investment income to average net assets:
  Net of waivers and reimbursements ....................         2.63%          1.88%          1.99%          3.16%          4.97%
  Before waivers and reimbursements ....................         2.31%          1.57%          1.75%          2.93%          4.84%
Portfolio turnover rate ................................           47%            28%            74%           185%           121%

                       See notes to financial statements.

                                    PIA FUNDS
                             TOTAL RETURN BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2005           2004           2003           2002           2001
                                                           ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each year)

Net asset value, beginning of year .....................   $    18.59     $    19.41     $    19.91     $    20.15     $    19.23
                                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................................         0.68           0.74           0.94           0.94           1.13
Net realized and unrealized
  gain/(loss) on investments ...........................        (0.25)         (0.19)         (0.05)         (0.13)          0.93
                                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations .......................         0.43           0.55           0.89           0.81           2.06
                                                           ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
Dividends from net investment income ...................        (0.70)         (0.73)         (1.00)         (0.91)         (1.14)
Distribution from net realized gains ...................           --          (0.64)         (0.39)         (0.14)            --
                                                           ----------     ----------     ----------     ----------     ----------
Total distributions ....................................        (0.70)         (1.37)         (1.39)         (1.05)         (1.14)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ...........................   $    18.32     $    18.59     $    19.41     $    19.91     $    20.15
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN ...........................................         2.30%          2.94%          4.60%          4.17%         10.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .....................   $   15,666     $   14,403     $   39,051     $   60,008     $   59,473
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ....................         0.50%          0.47%          0.45%          0.45%          0.43%
  Before waivers and reimbursements ....................         1.28%          0.99%          0.73%          0.70%          0.55%
Ratio of net investment income to average net assets:
  Net of waivers and reimbursements ....................         3.67%          3.53%          4.69%          4.76%          5.61%
  Before waivers and reimbursements ....................         2.89%          3.01%          4.41%          4.51%          5.49%
Portfolio turnover rate ................................          287%           316%           190%           297%           134%

                       See notes to financial statements.

                                    PIA FUNDS
                NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005

NOTE 1. ORGANIZATION

      The PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund (the "Funds") are each a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the PIA Short-Term Government Securities Fund (the "Short-Term Government Fund") is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The investment objective of the PIA Total Return Bond Fund (the "Total Return Bond Fund") is to maximize total return through investing in bonds while minimizing risk as compared to the market. The Short-Term Government Fund and Total Return Bond Fund commenced operations on April 22, 1994 and September 1, 1998, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable securities in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.

      Repurchase Agreements - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All collateral is held by the Funds' custodian.

      Federal Income Taxes - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

      Expenses - Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

      Securities Transactions and Investment Income - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

      Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Short-Term Government Fund and Total Return Bond Fund distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (CONTINUED)

may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

      Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

      Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

      Reclassification of Capital Accounts - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2005, the Short-Term Government Fund and Total Return Bond Fund increased net investment income and accumulated net realized loss on investments by $138,278 and $11,597, respectively, due to certain permanent book and tax differences.

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Short-Term Government Fund and the Total Return Bond Fund pay fees calculated at an annual rate of 0.20% and 0.30%, respectively, based upon the average daily net assets of the Funds. For the year ended November 30, 2005, the Short-Term Government Fund and Total Return Bond Fund incurred $99,072 and $47,958 in advisory fees, respectively.

      The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Short-Term Government Fund's and the Total Return Bond Fund's aggregate annual operating expenses to 0.35% and 0.50% of average daily net assets, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds' obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, beginning December 1, 2004. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds' payment of current ordinary operating expenses. For the year ended November 30, 2005, the Adviser reduced its fees and absorbed Fund expenses in the amount of $157,341 and $125,061 for the Short-Term Government Fund and Total Return Bond Fund, respectively. No amounts were reimbursed to the Adviser. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

                                    SHORT-TERM       TOTAL RETURN
                YEAR              GOVERNMENT FUND      BOND FUND
                ----              ---------------      ---------
                2008 ...........      $157,341          $125,061

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (CONTINUED)

      U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

SHORT-TERM GOVERNMENT FUND
FUND ASSET LEVEL                               FEE RATE
----------------                               --------
Less than $100 million ......................  $30,000
$100 million to less than $200 million ......  0.07% of average daily net assets
$200 million to less than $1 billion ........  0.05% of average daily net assets
More than $1 billion ........................  0.04% of average daily net assets

TOTAL RETURN BOND FUND
FUND ASSET LEVEL                               FEE RATE
----------------                               --------
Less than $35,714,286 .......................  $25,000
$35,714,286 to less than $200 million .......  0.07% of average daily net assets
$200 million to less than $1 billion ........  0.05% of average daily net assets
More than $1 billion ........................  0.04% of average daily net assets

      For the year ended November 30, 2005, the Short-Term Government Fund and Total Return Bond Fund incurred $31,499 and $26,499 in administration fees, respectively.

      U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian.

      Effective August 1, 2005, Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator. Prior to August 1, 2005, Syndicated Capital, Inc., an affiliate of the Adviser, was the distributor to the Fund.

      Certain officers of the Funds are also officers of the Administrator and the Distributor.

      For the year ended November 30, 2005, the Short-Term Government Fund and Total Return Bond Fund were allocated $4,505 and $1,471 of the Chief Compliance Officer fee, respectively.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

      The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.10% of each Fund's average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to PIA as "Distribution Coordinator." For the year ended November 30, 2005, the Short-Term Government Fund and Total Return Bond Fund paid the Distribution Coordinator $49,536 and $15,986, respectively.

      Prior to August 1, 2005, Syndicated Capital, Inc. served as the distributor of each Fund's shares. The President and sole shareholder of Syndicated Capital, Inc. is also an officer of PIA. During the period December 1, 2004 through July 31, 2005, Syndicated Capital, Inc. earned $21,382 and $169 from commissions on sales of the Short-Term Government Fund's and the Total Return Bond Fund's capital stock, respectively.

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (CONTINUED)

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended November 30, 2005, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $10,408,788 and $7,980,422, respectively, for the Short-Term Government Fund and $4,760,014 and $5,622,137, respectively, for the Total Return Bond Fund. Purchases and sales of U.S. government obligations for the year ended November 30, 2005 were $9,451,344 and $8,033,113, respectively, for the Short-Term Government Fund and $38,555,981 and $34,082,617, respectively, for the Total Return Bond Fund.

NOTE 6. FEDERAL INCOME TAX INFORMATION

      Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

      As of November 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                    SHORT-TERM        TOTAL
                                                    GOVERNMENT        RETURN
                                                       FUND          BOND FUND
                                                   ------------    ------------
Cost of investments ............................   $ 49,975,985    $ 15,930,742
                                                   ============    ============
Gross tax unrealized appreciation ..............         21,002          13,501
Gross tax unrealized depreciation ..............       (319,609)       (323,646)
                                                   ------------    ------------
Net tax unrealized depreciation ................   $   (298,607)   $   (310,145)
                                                   ============    ============
Undistributed ordinary income ..................   $      2,650    $      6,931
Undistributed long-term capital gain ...........             --              --
                                                   ------------    ------------
Total distributable earnings ...................   $      2,650    $      6,931
                                                   ============    ============
Other accumulated gains/(losses) ...............   $ (1,081,248)   $ (1,750,804)
                                                   ------------    ------------
Total accumulated earnings/(losses) ............   $ (1,377,205)   $ (2,054,018)
                                                   ============    ============

      At November 30, 2005, the Short-Term Government and Total Return Bond Funds had accumulated capital loss carryforwards of $1,035,299 and $1,750,804, respectively, of which $525,317 and $0, respectively, expire in the year 2011, $326,612 and $1,750,804, respectively, expire in the year 2012 and $183,370 and $0, respectively, expire in the year 2013. To the extent the Funds realize future net capital gains, those gains will be offset by any available capital loss carryforward. The Total Return Bond Fund utilized $19,790 of its capital loss carryforwards during the year ended November 30, 2005. At November 30, 2005, the Short-Term Government and Total Return Bond Funds had net realized capital losses from transactions between November 1, 2005 and November 30, 2005 of $45,949 and $0, respectively. Post-October capital losses for tax purposes are deferred and will be recognized in 2006 and are included in tax accumulated earnings for the Funds.

      The tax character of distributions paid during the fiscal years ended November 30, 2005 and November 30, 2004 was as follows:

                                    SHORT-TERM               TOTAL RETURN
                                  GOVERNMENT FUND              BOND FUND
                              -----------------------   -----------------------
                               Nov. 30,     Nov. 30,     Nov. 30,     Nov. 30,
                                 2005         2004         2005         2004
                              ----------   ----------   ----------   ----------
Ordinary income               $1,442,617   $1,344,997   $  599,865   $1,168,216
Net long-term capital gains           --           --           --    1,133,700
                              ----------   ----------   ----------   ----------
Total distributions           $1,442,617   $1,344,997   $  599,865   $2,301,916
                              ==========   ==========   ==========   ==========

Ordinary income distributions may include dividends paid from short-term capital gains.

                                    PIA FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (CONTINUED)

NOTE 7. MERGERS AND REORGANIZATIONS

      On December 23, 2004, the shareholders of the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund approved the reorganization of the Funds from the PIA Mutual Fund, a Massachusetts business trust, into newly formed separate series of the Advisors Series Trust ("AST") by the following totals:

                                                SHORT-TERM               TOTAL RETURN
                                             GOVERNMENT FUND               BOND FUND
                                          ---------------------     ---------------------
Total shares on record date (10/15/04)    4,736,200                 1,124,644
Total shares voted                        1,637,620    (34.58%)       591,491    (52.59%)
Total shares voted for                    1,635,719    (34.54%)       577,729    (51.37%)
Total shares voted against                    1,037     (0.02%)             0     (0.00%)
Total shares voted abstain                      864     (0.02%)        13,762     (1.22%)

      The Funds merged into newly formed shell portfolios of AST. These shell portfolios were formed solely to acquire the assets and liabilities of the Funds in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized depreciation of the Short-Term Government Fund at the time of transfer were $48,598,767 and ($100,191), respectively. The net assets and net unrealized appreciation of the Total Return Bond Fund were $14,998,668 and $203,868, respectively.

NOTE 8. ADVISOR REIMBURSEMENT

      On June 8, 2005, the Total Return Bond Fund received a reimbursement from PIA related to certain losses from shareholder transactions incurred as a result of pricing errors. The amount of the losses and corresponding reimbursement was $62,810, which is reflected in the Statement of Changes in Net Assets as a reduction of redemptions.

NOTE 9. CHANGE OF AUDITORS

      On December 23, 2004, PricewaterhouseCoopers LLP ("PwC") resigned as the independent registered public accounting firm for the PIA Funds, each a series of Advisors Series Trust (the "Company"). On December 23, 2004, the Company retained Tait, Weller & Baker LLP ("Tait") as the independent registered public accounting firm for the Funds. The retention of Tait as the independent registered public accounting firm of the Funds has been approved they the Company's Audit Committee and Board of Trustees.

      The reports of PwC on the financial statements of the Funds for the fiscal years prior to December 23, 2004 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

      In connection with its audits for the periods prior to December 23, 2004, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

NOTE 10. OTHER TAX INFORMATION (UNAUDITED)

      For the year ended November 30, 2005, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2005 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Government Securities Fund
PIA Total Return Bond Fund

We have audited the accompanying statements of assets and liabilities of PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund, each a series of Advisors Series Trust (the "Trust"), including the schedules of investments, as of November 30, 2005, and the related statements of operations, the statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended November 30, 2004 and the financial highlights for each of the four years in the period then ended November 30, 2004 have been audited by other auditors, whose report dated January 25, 2005 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund as of November 30, 2005, the results of their operations, the changes in their net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 12, 2006

                                    PIA FUNDS
                   NOTICE TO SHAREHOLDERS - NOVEMBER 30, 2005
                                   (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

      The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Form N-Q is also available by calling 1-800-251-1970.

                                    PIA FUNDS
           INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2005
                                   (UNAUDITED)

      This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUNDS                      TRUSTEE       NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER             OF FUNDS          OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS           SINCE           FUND COMPLEX*
----------------------------------------      --------      --------------------
Walter E. Auch, Born 1921                       1997                 3
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant, formerly
Chairman, CEO of Chicago Board Options
Exchange and former President of Paine
Webber.
Other Directorships: Nicholas-Applegate
Funds, Citigroup, Pimco Advisors LLP,
Senele Group and UBS Capital Management
----------------------------------------      --------      --------------------
James Clayburn LaForce, Born 1928               2002                 3
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate
School of Management, University of
California, Los Angeles.
Other Directorships: The Payden & Rygel
Investment Group, The Metzler/Payden
Investment Group, BlackRock Funds, Arena
Pharmaceuticals and Cancervax
----------------------------------------      --------      --------------------
Donald E. O'Connor, Born 1936                   1997                 3
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive
Vice President and Chief Operating
Officer of ICI Mutual Insurance Company
(until January, 1997).
Other Directorships: The Forward Funds
----------------------------------------      --------      --------------------
George J. Rebhan, Born 1934                     2002                 3
2020 E. Financial Way
Glendora, CA 91741
Trustee
Retired; formerly President, Hotchkis
and Wiley Funds (mutual funds) from 1985
to 1993.
Trustee: E*Trade Funds
----------------------------------------      --------      --------------------
George T. Wofford III, Born 1939                1997                 3
2020 E. Financial Way
Glendora, CA 91741
Trustee
Senior Vice President, Information
Services, Federal Home Loan Bank of San
Francisco.
Other Directorships: None

                                    PIA FUNDS
     INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2005 (CONTINUED)
                                   (UNAUDITED)

INTERESTED TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUNDS                      TRUSTEE       NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER             OF FUNDS          OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS           SINCE           FUND COMPLEX*
----------------------------------------      --------      --------------------
Eric M. Banhazl, Born 1957                      1997                 3
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund
Services, LLC, the Fund's administrator
(since July 2001); Treasurer, Investec
Funds; formerly, Executive Vice
President, Investment Company
Administration, LLC ("ICA").
----------------------------------------      --------      --------------------
Robert M. Slotky, Born 1947                      N/A                N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President
Vice President, U.S. Bancorp Fund
Services, LLC, the Fund's administrator
(since July 2001); formerly Senior Vice
President, ICA.
----------------------------------------      --------      --------------------
Rodney A. DeWalt, Born 1967                      N/A                N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S.
Bancorp Fund Services, LLC (since
January 2003); Thrivent Financial for
Lutherans from 2000 to 2003; Attorney
Private Practice, 1997 to 2000.
----------------------------------------      --------      --------------------
Douglas G. Hess, Born 1967                       N/A                N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and
Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

----------
* The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the PIA Funds. The PIA Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

                                     ADVISER
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (800) 251-1970

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105


Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                     [LOGO]

                                PIA BBB BOND FUND



                                  ANNUAL REPORT
                                NOVEMBER 30, 2005

Dear Shareholder:

We are pleased to provide you with our annual report dated November 30, 2005 for the PIA BBB Bond Fund which is available only to clients of Pacific Income Advisers which is the adviser.

The return of the BBB Fund for the one year period ending November 30 was 1.75% compared to the Lehman Baa Credit Index return of 1.88% and the Lehman Baa Corporate Index of 1.32%. The Fund's return was close to the Baa Credit Index due to a strategy having a broad diversification of issuers, industry sectors and range of maturities.

We believe that the PIA BBB Bond Fund provides our clients with a very cost effective means of investing in a broadly diversified portfolio of BBB rated bonds. The Fund is a cost effective vehicle to do this because, as described in our Prospectus, PIA pays all expenses incurred by the Fund so our clients incur no additional expense relative to their investment in the Fund.

As of November 30, BBB rated bonds as measured by the Lehman Baa Credit Index provided a yield to maturity of 5.9% while the yield of the Lehman Aggregate Index was 5.2%.

The economic recovery continued at an above average pace and corporate profits remained robust. Supported by higher commodity prices, inflation, year over year, was 3.5%. The Federal Deficit declined to around $300 billion from over $400 billion last year. The reliance on foreign buyers to purchase a large portion of this debt remains critical for continued domestic economic growth. The Federal Reserve continued to tighten monetary policy by raising the funds rate from 2.0 % to 4.0% by November. Yields on two and five year treasury bonds rose 141 and 72 basis points, respectively, while yields on the 30 year treasury declined by 30 basis points in yield.

Please take a moment to review your fund's statement of assets and the results of operations for the one year period ended November 2005. We look forward to reporting to you again with the semi-annual report dated May 2006.


/s/ Lloyd McAdams
Lloyd McAdams
Chairman of the Board

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The Lehman Brothers Baa Credit Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers. The Lehman Brothers Baa Corporate Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility and Finance corporate sectors only. The Lehman Brothers Aggregate Index (The Index) is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Quasar Distributors, LLC, Distributor

                                PIA BBB BOND FUND
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2005

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                  PIA BBB BOND FUND VS THE LEHMAN BROTHERS BAA
            CREDIT INDEX AND THE LEHMAN BROTHERS BAA CORPORATE INDEX

 [The following table was represented as a line chart in the printed material.]

                                              Baa            Baa
                                Fund       Corporate       Credit
               9/26/2003       10,000        10,000        10,000
              11/30/2003        9,930         9,988        10,055
              11/30/2004       10,384        10,579        10,667
              11/30/2005       10,566        10,719        10,867

                                                               SINCE
        AVERAGE ANNUAL TOTAL RETURN*            1 YEAR      INCEPTION**
        ----------------------------            ------      -----------
        PIA BBB Bond Fund                        1.75%         2.56%
        Lehman Brothers Baa Credit Index         1.88%         3.89%
        Lehman Brothers Baa Corporate Index      1.32%         3.26%

      Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

      This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, September 26, 2003. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

                                PIA BBB BOND FUND
         PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2005 (CONTINUED)

      The Lehman Brothers Baa Credit Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency and Foreign Local Government. The securities must be rated Baa/BBB by at least two of the following ratings agencies: Moody's, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

      The Lehman Brothers Baa Corporate Index includes only corporate sectors. The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations. The securities must be rated Baa/BBB by at least two of the following ratings agencies: Moody's, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

      Indices do not incur expenses and are not available for investment.

----------
* Average Annual Total Return represents the average change in account value over the periods indicated.
** The since inception returns for the Fund and the Lehman Baa Credit Index are from September 26, 2003 through November 30, 2005. The since inception return for the Lehman Baa Corporate Index is from September 30, 2003 through November 30, 2005.

                                PIA BBB BOND FUND
          EXPENSE EXAMPLE - FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005
                                   (UNAUDITED)

      As a shareholder of the PIA BBB Bond Fund, you incur two types of costs:
(1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/05 - 11/30/05).

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. The example below includes, but is not limited to, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING         ENDING        EXPENSES PAID
                                           ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD
                                               6/1/05         11/30/05     6/1/05 - 11/30/05*
                                           -------------   -------------   ------------------
Actual                                       $1,000.00       $  991.70           $ 0.00
Hypothetical (5% return before expenses)     $1,000.00       $1,025.07           $ 0.00

----------
* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

                                PIA BBB BOND FUND
               ALLOCATION OF PORTFOLIO ASSETS - NOVEMBER 30, 2005
                                   (UNAUDITED)

                              INVESTMENTS BY SECTOR
                          As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

                       Basic Materials                  3%
                       Communications                  17%
                       Consumer, Cyclical               9%
                       Consumer, Non-cyclical           9%
                       Energy                          12%
                       Financial                       10%
                       Industrial                      11%
                       Sovereign Government             6%
                       U.S. Government                  2%
                       Utilites                        16%
                       Cash and Other Assets            5%

                                PIA BBB BOND FUND
                   SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2005

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 93.0%
AEROSPACE/DEFENSE 2.8%
$  502,000   Lockheed Martin Corp.
               7.75%, due 5/1/26 ................................   $   618,812
   670,000   Northrup Grumman Corp.
               7.75%, due 2/15/31 ...............................       846,782
   712,000   Raytheon Co.
               8.30%, due 3/1/10 ................................       797,640
                                                                    -----------
                                                                      2,263,234
                                                                    -----------
AUTO MANUFACTURERS 2.8%
 1,225,000   DaimlerChrysler NA Holding Corp.
               4.75%, due 1/15/08 ...............................     1,214,107
   670,000   DaimlerChrysler NA Holding Corp.
               7.30%, due 1/15/12 ...............................       722,062
   325,000   DaimlerChrysler NA Holding Corp.
               8.50%, due 1/18/31 ...............................       385,506
                                                                    -----------
                                                                      2,321,675
                                                                    -----------
BUILDING MATERIALS 1.0%
   775,000   Masco Corp.
               5.875%, due 7/15/12 ..............................       785,045
                                                                    -----------
CASINO HOTELS 1.0%
   800,000   Harrah's Operating Co., Inc.
               5.50%, due 7/1/10 ................................       797,889
                                                                    -----------
COMMERCIAL SERVICES 0.4%
   270,000   Cendant Corp.
               7.375%, due 1/15/13 ..............................       296,012
                                                                    -----------
CONSTRUCTION 1.9%
   775,000   Centex Corp.
               5.25%, due 6/15/15 ...............................       730,313
   750,000   Pulte Homes, Inc.
               7.875%, due 8/1/11 ...............................       822,464
                                                                    -----------
                                                                      1,552,777
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES 4.9%
   675,000   Capital One Bank
               5.75%, due 9/15/10 ...............................       690,016
 2,575,000   Ford Motor Credit Co.
               7.375%, due 10/28/09 .............................     2,368,964
 1,100,000   Ford Motor Credit Co.
               7.00%, due 10/1/13 ...............................       974,092
                                                                    -----------
                                                                      4,033,072
                                                                    -----------
DIVERSIFIED MANUFACTURING 1.0%
   770,000   Tyco International Group SA
               6.00%, due 11/15/13 ..............................       785,322
                                                                    -----------
ELECTRIC UTILITIES 15.8%
   700,000   AEP Texas Central Co.
               6.65%, due 2/15/33 ...............................       756,894
   775,000   CenterPoint Energy
               7.75%, due 2/15/11 ...............................       858,629
   655,000   Cincinnati Gas & Electric Co.
               5.70%, due 9/15/12 ...............................       669,584
   750,000   Constellation Energy Group
               4.55%, due 6/15/15 ...............................       689,687
 1,085,000   Dominion Resources, Inc.
               8.125%, due 6/15/10 ..............................     1,206,886
   750,000   DTE Energy Co.
               7.05%, due 6/1/11 ................................       807,332
 1,000,000   Duke Energy Corp.
               6.45%, due 10/15/32 ..............................     1,055,847
   275,000   Exelon Corp.
               6.75%, due 5/1/11 ................................       292,147
   600,000   FirstEnergy Corp.
               7.375%, due 11/15/31 .............................       692,326
   700,000   MidAmerican Energy Holdings Co.
               3.50%, due 5/15/08 ...............................       674,300
   700,000   NiSource Finance Corp.
               7.875%, due 11/15/10 .............................       775,364
   785,000   Pacific Gas & Electric
               6.05%, due 3/1/34 ................................       795,911
   630,000   Pepco Holdings, Inc.
               5.50%, due 8/15/07 ...............................       634,152
   773,000   Progress Energy, Inc.
               7.10%, due 3/1/11 ................................       831,781

                       See notes to financial statements.

                                PIA BBB BOND FUND
             SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2005 (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
$  750,000   PSEG Power, LLC
               7.75%, due 4/15/11 ...............................   $   828,348
   560,000   Southern California Edison Co.
               6.00%, due 1/15/34 ...............................       581,996
   700,000   XCEL Energy, Inc.
               7.00%, due 12/1/10 ...............................       752,802
                                                                    -----------
                                                                     12,903,986
                                                                    -----------
FOOD 7.8%
   227,000   Albertson's, Inc.
               7.45%, due 8/1/29 ................................       195,185
   725,000   Conagra Foods, Inc.
               7.875%, due 9/15/10 ..............................       801,999
   825,000   General Mills, Inc.
               3.875%, due 11/30/07 .............................       808,640
   650,000   Kellogg Co.
               2.875%, due 6/1/08 ...............................       618,416
 1,325,000   Kraft Foods, Inc.
               5.25%, due 6/1/07 ................................     1,332,423
   792,000   Kroger Co.
               6.20%, due 6/15/12 ...............................       796,530
   350,000   Safeway, Inc.
               6.50%, due 3/1/11 ................................       359,780
   700,000   Sara Lee Corp.
               2.75%, due 6/15/08 ...............................       659,397
   700,000   Tyson Foods, Inc.
               8.25%, due 10/1/11 ...............................       787,426
                                                                    -----------
                                                                      6,359,796
                                                                    -----------
FOREST PRODUCTS & PAPER 2.5%
   730,000   International Paper Co.
               6.75%, due 9/1/11 ................................       770,178
   450,000   Westvaco Corp.
               8.20%, due 1/15/30 ...............................       519,677
   400,000   Weyerhaeuser Co.
               5.95%, due 11/1/08 ...............................       409,752
   325,000   Weyerhaeuser Co.
               7.375%, due 3/15/32 ..............................       350,295
                                                                    -----------
                                                                      2,049,902
                                                                    -----------
INSURANCE 0.9%
$  700,000   WellPoint, Inc.
               6.80%, due 8/1/12 ................................   $   760,125
                                                                    -----------
MEDIA 9.9%
   325,000   Clear Channel Communications, Inc.
               4.25%, due 5/15/09 ...............................       311,212
   357,000   Comcast Cable Communications, Inc.
               6.20%, due 11/15/08 ..............................       366,852
 1,125,000   Comcast Cable Communications, Inc.
               8.375%, due 3/15/13 ..............................     1,300,409
   600,000   Comcast Corp.
               7.05%, due 3/15/33 ...............................       640,455
   825,000   Cox Communications, Inc.
               7.125%, due 10/1/12 ..............................       878,764
   700,000   News America, Inc.
               6.20%, due 12/15/34 ..............................       691,203
   875,000   Time Warner, Inc.
               6.75%, due 4/15/11 ...............................       927,566
 1,435,000   Time Warner, Inc.
               6.875%, due 6/15/18 ..............................     1,542,743
   650,000   Viacom, Inc.
               7.70%, due 7/30/10 ...............................       701,992
   650,000   Walt Disney Co.
               7.00%, due 3/1/32 ................................       735,752
                                                                    -----------
                                                                      8,096,948
                                                                    -----------
MINING 0.9%
   750,000   Alcan, Inc.
               4.875%, due 9/15/12 ..............................       735,973
                                                                    -----------
OIL & GAS 10.7%
   650,000   Amerada Hess Corp.
               6.65%, due 8/15/11 ...............................       698,456
   725,000   Anadarko Finance Co.
               6.75%, due 5/1/11 ................................       780,528
   675,000   Burlington Resources
               7.20%, due 8/15/31 ...............................       813,239
   700,000   Canadian Natural Resources
               4.90%, due 12/1/14 ...............................       683,939
   300,000   Devon Energy Corp.
               7.95%, due 4/15/32 ...............................       378,123

                       See notes to financial statements.

                                PIA BBB BOND FUND
             SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2005 (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
OIL & GAS (CONTINUED)
$  449,000   Devon Financing Corp., U.L.C
               6.875%, due 9/30/11 ..............................   $   489,517
   750,000   Encana Holdings Financial Corp.
               5.80%, due 5/1/14 ................................       781,686
   700,000   Kinder Morgan Energy Partners
               6.75%, due 3/15/11 ...............................       744,872
   542,000   Marathon Oil Corp.
               6.80%, due 3/15/32 ...............................       614,981
   375,000   Pemex Master Trust
               7.875%, due 2/1/09 ...............................       402,188
   350,000   Pemex Master Trust
               7.375%, due 12/15/14 .............................       386,925
   300,000   Pemex Master Trust
               8.625%, due 2/1/22 ...............................       366,750
   504,000   Transocean, Inc.
               7.50%, due 4/15/31 ...............................       625,235
   250,000   Valero Energy Corp.
               7.50%, due 4/15/32 ...............................       297,626
   750,000   XTO Energy, Inc.
               5.00%, due 1/31/15 ...............................       729,824
                                                                    -----------
                                                                      8,793,889
                                                                    -----------
PIPELINES 0.7%
   585,000   Kinder Morgan, Inc.
               6.80%, due 3/1/08 ................................       606,532
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS 4.4%
   711,000   EOP Operating LP
               7.75%, due 11/15/07 ..............................       746,401
   757,000   ERP Operating LP
               6.95%, due 3/2/11 ................................       813,160
   723,000   Healthcare Realty Trust
               8.125%, due 5/1/11 ...............................       799,672
   650,000   Hospitality Properties
               6.75%, due 2/15/13 ...............................       689,055
   545,000   Simon Property Group LP
               6.375%, due 11/15/07 .............................       557,888
                                                                    -----------
                                                                      3,606,176
                                                                    -----------
RETAIL 3.3%
   545,000   Federated Department Stores, Inc.
               6.90%, due 4/1/29 ................................       580,807
   700,000   Limited Brands, Inc.
               5.25%, due 11/1/14 ...............................       647,965
   750,000   Newell Rubbermaid, Inc.
               4.625%, due 12/15/09 .............................       731,709
   650,000   YUM! Brands, Inc.
               8.875%, due 4/15/11 ..............................       748,682
                                                                    -----------
                                                                      2,709,163
                                                                    -----------
SAVINGS & LOANS 0.9%
   785,000   Washington Mutual, Inc.
               4.625%, due 4/1/14 ...............................       733,504
                                                                    -----------
SOVEREIGN 6.1%
   950,000   United Mexican States
               10.375%, due 2/17/09 .............................     1,100,575
 1,400,000   United Mexican States
               5.875%, due 1/15/14 ..............................     1,442,700
 2,125,000   United Mexican States
               7.50%, due 4/8/33 ................................     2,494,750
                                                                    -----------
                                                                      5,038,025
                                                                    -----------
TELECOMMUNICATIONS 7.0%
   430,000   CenturyTel, Inc.
               8.375%, due 10/15/10 .............................       477,212
   695,000   Koninklijke KPN NV
               8.00%, due 10/1/10 ...............................       772,887
   767,000   Motorola, Inc.
               7.625%, due 11/15/10 .............................       853,816
   450,000   Sprint Capital Corp.
               6.125%, due 11/15/08 .............................       463,239
 1,145,000   Sprint Capital Corp.
               7.625%, due 1/30/11 ..............................     1,263,501
   850,000   Sprint Capital Corp.
               6.875%, due 11/15/28 .............................       915,659
   700,000   Telecom Italia Capital
               5.25%, due 11/15/13 ..............................       686,939

                       See notes to financial statements.

                                PIA BBB BOND FUND
             SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2005 (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
$  300,000   Telecom Italia Capital
               6.375%, due 11/15/33 .............................   $   300,297
                                                                    -----------
                                                                      5,733,550
                                                                    -----------
TRANSPORTATION 4.3%
   700,000   Burlington Northern Santa Fe
               6.75%, due 7/15/11 ...............................       753,887
   398,000   CSX Corp.
               7.95%, due 5/1/27 ................................       502,398
   760,000   FedEx Corp.
               3.50%, due 4/1/09 ................................       726,467
   650,000   Norfolk Southern Corp.
               7.05%, due 5/1/37 ................................       762,853
   825,000   Union Pacific Corp.
               3.625%, due 6/1/10 ...............................       776,088
                                                                    -----------
                                                                      3,521,693
                                                                    -----------
WASTE DISPOSAL 2.0%
   750,000   Republic Services, Inc.
               6.75%, due 8/15/11 ...............................       804,222
   689,000   Waste Management, Inc.
               7.75%, due 5/15/32 ...............................       839,903
                                                                    -----------
                                                                      1,644,125
                                                                    -----------
TOTAL CORPORATE BONDS & NOTES
             (cost $77,308,148) .................................    76,128,413
                                                                    -----------
U.S. GOVERNMENT INSTRUMENTALITIES 2.2%
U.S. TREASURY BONDS 0.4%
   325,000   U.S. Treasury Bond
               5.375%, due 2/15/31 ..............................       357,195
                                                                    -----------
U.S. TREASURY NOTES 1.8%
   500,000   U.S. Treasury Note
               4.125%, due 8/15/08 ..............................       496,836
   985,000   U.S. Treasury Note
               4.25%, due 8/15/15 ...............................       963,069
                                                                    -----------
                                                                      1,459,905
                                                                    -----------
TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
             (cost $1,829,944) ..................................     1,817,100
                                                                    -----------

--------------------------------------------------------------------------------
SHARES/PRINCIPAL AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 5.4%
    90,152   AIM STIT - Treasury Portfolio ......................        90,152
$4,288,000   FHLB Discount Note
               Zero coupon bond to yield
               2.65%, due 12/1/05 ...............................     4,288,000
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
             (cost $4,378,152) ..................................     4,378,152
                                                                    -----------
TOTAL INVESTMENTS
             (cost $83,516,244) .......................   100.6%     82,323,665
LIABILITIES IN EXCESS OF OTHER ASSETS .................    (0.6)%      (476,844)
                                                                    -----------
TOTAL NET ASSETS ......................................   100.0%    $81,846,821
                                                                    ===========

FHLB - Federal Home Loan Bank.

                       See notes to financial statements.

                                PIA BBB BOND FUND
             STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2005

ASSETS:
  Investments in securities, at value (cost $83,516,244) ..................................   $ 82,323,665
  Receivable for securities sold ..........................................................      1,887,471
  Receivable for fund shares sold .........................................................      1,263,100
  Interest receivable .....................................................................      1,158,775
  Due from investment adviser .............................................................         15,795
  Prepaid expenses ........................................................................         11,541
                                                                                              ------------
    Total assets ..........................................................................     86,660,347
                                                                                              ------------
LIABILITIES:
  Payable for securities purchased ........................................................      4,520,221
  Payable for fund shares redeemed ........................................................         25,753
  Dividends payable .......................................................................        215,183
  Administration fees .....................................................................          2,507
  Custody fees ............................................................................          1,302
  Transfer agent fees and expenses ........................................................          9,588
  Fund accounting fees ....................................................................         12,741
  Professional fees .......................................................................         20,210
  Chief Compliance Officer fee ............................................................          1,130
  Accrued expenses and other liabilities ..................................................          4,891
                                                                                              ------------
    Total liabilities .....................................................................      4,813,526
                                                                                              ------------
    Net Assets ............................................................................   $ 81,846,821
                                                                                              ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, par value $0.01 per share; unlimited shares authorized ...   $ 83,432,444
  Undistributed net investment income .....................................................         24,905
  Accumulated net realized loss on investments ............................................       (417,949)
  Net unrealized depreciation on investments ..............................................     (1,192,579)
                                                                                              ------------
    Net Assets ............................................................................   $ 81,846,821
                                                                                              ============
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE ..............................................................   $       9.62
                                                                                              ============
SHARES OUTSTANDING ........................................................................      8,504,248
                                                                                              ============

                       See notes to financial statements.

                                PIA BBB BOND FUND
             STATEMENT OF OPERATIONS - YEAR ENDED NOVEMBER 30, 2005

INVESTMENT INCOME:
  Interest ................................................   $ 2,989,236
                                                              -----------
    Total investment income ...............................     2,989,236
                                                              -----------
EXPENSES:
  Fund accounting fees ....................................        38,589
  Transfer agent fees and expenses ........................        28,972
  Professional fees .......................................        27,381
  State registration fees .................................        19,092
  Administration fees (Note 3) ............................        16,501
  Custody fees ............................................         9,988
  Trustees' fees ..........................................         8,219
  Reports to shareholders .................................         5,808
  Chief Compliance Officer fee (Note 3) ...................         4,832
  Insurance ...............................................         2,700
  Miscellaneous ...........................................         1,441
                                                              -----------
    Total expenses ........................................       163,523
  Less: Expense reimbursement from adviser (Note 3) .......      (163,523)
                                                              -----------
    Net expenses ..........................................            --
                                                              -----------
    Net investment income .................................     2,989,236
                                                              -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments ........................      (404,866)
  Net change in unrealized depreciation on investments ....    (1,939,107)
                                                              -----------
    Net loss on investments ...............................    (2,343,973)
                                                              -----------
  Net increase in net assets resulting from operations ....   $   645,263
                                                              ===========

                       See notes to financial statements.

                                PIA BBB BOND FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                YEAR              YEAR
                                                                                ENDED             ENDED
                                                                           NOV. 30, 2005     NOV. 30, 2004
                                                                           -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS:
  Net investment income ................................................    $  2,989,236      $  1,123,323
  Net realized gain/(loss) on investments ..............................        (404,866)           35,487
  Net change in unrealized appreciation/(depreciation) on investments ..      (1,939,107)          747,736
                                                                            ------------      ------------
  Net increase in net assets resulting from operations .................         645,263         1,906,546
                                                                            ------------      ------------
DIVIDENDS PAID TO SHAREHOLDERS:
  Dividends from net investment income .................................      (2,973,925)       (1,117,614)
  Distributions from net realized gains ................................         (44,565)               --
                                                                            ------------      ------------
  Total distributions ..................................................      (3,018,490)       (1,117,614)
                                                                            ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold ........................................      43,268,993        51,607,771
  Dividends reinvested .................................................         640,185           219,745
  Payment for shares redeemed ..........................................      (8,917,181)       (3,587,069)
                                                                            ------------      ------------
  Net increase in net assets from capital share transactions ...........      34,991,997        48,240,447
                                                                            ------------      ------------
  Total increase in net assets .........................................      32,618,770        49,029,379

NET ASSETS, BEGINNING OF YEAR ..........................................      49,228,051           198,672
                                                                            ------------      ------------
NET ASSETS, END OF YEAR ................................................    $ 81,846,821      $ 49,228,051
                                                                            ============      ============
INCLUDES UNDISTRIBUTED NET INVESTMENT INCOME OF ........................    $     24,905      $      6,845
                                                                            ============      ============
TRANSACTIONS IN SHARES:
  Shares sold ..........................................................       4,391,203         5,274,174
  Shares issued on reinvestment of distributions .......................          65,329            22,117
  Shares redeemed ......................................................        (903,289)         (365,286)
                                                                            ------------      ------------
  Net increase in shares outstanding ...................................       3,553,243         4,931,005
                                                                            ============      ============

                       See notes to financial statements.

                                PIA BBB BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                                         YEAR             YEAR       SEPT. 26, 2003*
                                                                         ENDED            ENDED            TO
                                                                    NOV. 30, 2005    NOV. 30, 2004    NOV. 30, 2003
                                                                    -------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period ............................     $     9.94       $     9.93       $    10.00
                                                                      ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................................           0.49             0.38             0.06
Net realized and unrealized gain/(loss) on investments ..........          (0.31)            0.06            (0.13)
                                                                      ----------       ----------       ----------
Total from investment operations ................................           0.18             0.44            (0.07)
                                                                      ----------       ----------       ----------
LESS DISTRIBUTIONS:
Dividends from net investment income ............................          (0.49)           (0.43)              --
Distribution from net realized gains ............................          (0.01)              --               --
                                                                      ----------       ----------       ----------
Total distributions .............................................          (0.50)           (0.43)              --
                                                                      ----------       ----------       ----------
Net asset value, end of period ..................................     $     9.62       $     9.94       $     9.93
                                                                      ==========       ==========       ==========

TOTAL RETURN ....................................................           1.75%            4.57%           (0.70)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............................     $   81,847       $   49,228       $      199
Ratio of expenses to average net assets:
  Net of expense reimbursement ..................................           0.00%            0.00%            0.00%+
  Before expense reimbursement ..................................           0.28%            0.72%          224.56%+
Ratio of net investment income/(loss) to average net assets:
  Net of expense reimbursement ..................................           5.09%            4.86%            3.16%+
  Before expense reimbursement ..................................           4.81%            4.14%         (221.40)%+
Portfolio turnover rate .........................................            104%             202%              87%++

----------
*  Commencement of operations.
+  Annualized for periods less than one year.
++ Not annualized for periods less than one year.

                       See notes to financial statements.

                                PIA BBB BOND FUND
                NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005

NOTE 1. ORGANIZATION

      The PIA BBB Bond Fund (the "Fund") is a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor's Rating Group and the Baa category by Moody's Investors Services. The Fund commenced operations on September 26, 2003. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable securities in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. There can be no assurance that the Fund could obtain the fair value assigned to a security if it was to sell the security at approximately the time at which the Fund determines its net asset value per share.

      Repurchase Agreements - The Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Fund's custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement. All collateral is held by the Fund's custodian.

      Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

      Expenses - The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to their respective net assets.

      Securities Transactions and Investment Income - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

      Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, monthly and distributes net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets are adjusted.

      Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

                                PIA BBB BOND FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (CONTINUED)

      Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

      Reclassification of Capital Accounts - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2005, the Fund increased net investment income and accumulated net realized loss on investments by $2,749 due to certain permanent book and tax differences.

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. Under the agreement, the Fund does not pay the Adviser a fee. However, investors in the Fund will be charged management fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Fund. Participants in "wrap-fee" programs pay fees to the program sponsor, who in turn pays fees to the Adviser. For the year ended November 30, 2005, the Fund incurred no investment advisory fees.

      The Fund is responsible for its own operating expenses. PIA has voluntarily agreed to limit the total expenses of the Fund to an annual rate of 0.00% of average net assets. The Adviser will continue the expense reimbursement for an indefinite period, but may discontinue reimbursing the Fund at any time. The Adviser may discontinue reimbursing the Fund as long as it provides shareholders of the Fund with written notice six months in advance of the discontinuance. The Adviser may not recoup expense reimbursements in future periods. For the year ended November 30, 2005, the Adviser absorbed Fund expenses in the amount of $163,523.

      U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

      FUND ASSET LEVEL                  FEE RATE
      ----------------                  --------
      Less than $100 million .........  $15,000
      $100 million or more ...........  0.03% of average daily net assets

      For the year ended November 30, 2005, the Fund incurred $16,501 in administration fees.

      U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund's custodian.

      Effective August 1, 2005, Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator. Prior to August 1, 2005, Syndicated Capital, Inc., an affiliate of the Adviser, was the distributor to the Fund.

      Certain officers of the Fund are also officers of the Administrator and the Distributor.

      For the year ended November 30, 2005, the Fund was allocated $4,832 of the Chief Compliance Officer fee.

                                PIA BBB BOND FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (CONTINUED)

NOTE 4. PURCHASES AND SALES OF SECURITIES

      For the year ended November 30, 2005, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $67,848,012 and $35,889,669, respectively. Purchases and sales of U.S. government obligations for the year ended November 30, 2005 were $25,387,233 and $24,076,528, respectively.

NOTE 5. FEDERAL INCOME TAX INFORMATION

      Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

      As of November 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

           Cost of investments ......................   $ 83,557,155
                                                        ------------
           Gross tax unrealized appreciation ........        466,050
           Gross tax unrealized depreciation ........     (1,699,540)
                                                        ------------
           Net tax unrealized depreciation ..........   $ (1,233,490)
                                                        ============
           Undistributed ordinary income ............   $     24,905
           Undistributed long-term capital gains ....             --
                                                        ------------
           Total distributable earnings .............   $     24,905
                                                        ============
           Other accumulated gains/(losses) .........   $   (377,038)
                                                        ------------
           Total accumulated earnings/(losses) ......   $ (1,585,623)
                                                        ============

      At November 30, 2005, the Fund had accumulated a capital loss carryforward of $374,626, which expires in 2013. To the extent the Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforward. At November 30, 2005, the Fund had net realized capital losses from transactions between November 1, 2005 and November 30, 2005 of $2,412. Post-October capital losses for tax purposes are deferred and will be recognized in 2006 and are included in tax accumulated earnings for the Fund.

      The tax character of distributions paid during the fiscal years ended November 30, 2005 and November 30, 2004 was as follows:

                                                 2005         2004
                                                 ----         ----
           Ordinary income ................   $3,018,490   $1,117,614
           Net long-term capital gains ....           --           --
                                              ----------   ----------
           Total distributions ............   $3,018,490   $1,117,614
                                              ==========   ==========

      Ordinary income distributions may include dividends paid from short-term capital gains.

                                PIA BBB BOND FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (CONTINUED)

NOTE 6. MERGERS AND REORGANIZATIONS

      On December 23, 2004, the shareholders of the PIA BBB Bond Fund approved the reorganization of the Fund from the PIA Mutual Fund, a Massachusetts business trust, into a newly formed series of the Advisors Series Trust ("AST") by the following totals:

        Total shares on record date (10/15/04)    4,752,133
        Total shares voted                        3,508,803    (73.84%)
        Total shares voted for                    3,508,803    (73.84%)
        Total shares voted against                        0     (0.00%)
        Total shares voted abstain                        0     (0.00%)

      The Fund merged into a newly formed shell portfolio of AST. This shell portfolio was formed solely to acquire the assets and liabilities of the Fund in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the Fund at the time of transfer were $50,155,078 and $1,270,931, respectively.

NOTE 7. CHANGE OF AUDITORS

      On December 23, 2004, PricewaterhouseCoopers LLP ("PwC") resigned as the independent registered public accounting firm for the PIA BBB Bond Fund, a series of Advisors Series Trust (the "Company"). On December 23, 2004, the Company retained Tait, Weller & Baker LLP ("Tait") as the independent registered public accounting firm for the Fund. The retention of Tait as the independent registered public accounting firm of the Fund has been approved by the Company's Audit Committee and Board of Trustees.

      The reports of PwC on the financial statements of the Fund for the fiscal years prior to December 23, 2004 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

      In connection with its audits for the periods prior to December 23, 2004, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

NOTE 8. OTHER TAX INFORMATION (UNAUDITED)

      For the year ended November 30, 2005, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2005 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA BBB Bond Fund

We have audited the accompanying statement of assets and liabilities of PIA BBB Bond Fund, a series of Advisors Series Trust (the "Trust"), including the schedule of investments, as of November 30, 2005, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2004 and the financial highlights for the year ended November 30, 2004 and for the period September 26, 2003 to November 30, 2003 have been audited by other auditors, whose report dated January 25, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers. When brokers did not reply to our confirmation request, we performed alternative audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA BBB Bond Fund as of November 30, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 12, 2006

                                PIA BBB BOND FUND
                   NOTICE TO SHAREHOLDERS - NOVEMBER 30, 2005
                                   (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

      The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund's Form N-Q is also available by calling 1-800-251-1970.

                                PIA BBB BOND FUND
           INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2005
                                   (UNAUDITED)

      This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUND                       TRUSTEE       NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER             OF FUND           OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS           SINCE           FUND COMPLEX*
------------------------------------          --------      --------------------
Walter E. Auch, Born 1921                       1997                 3
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant, formerly
Chairman, CEO of Chicago Board Options
Exchange and former President of Paine
Webber.
Other Directorships: Nicholas-Applegate
Funds, Citigroup, Pimco Advisors LLP,
Senele Group and UBS Capital Management
------------------------------------          --------      --------------------
James Clayburn LaForce, Born 1928               2002                 3
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate
School of Management, University of
California, Los Angeles.
Other Directorships: The Payden & Rygel
Investment Group, The Metzler/Payden
Investment Group, BlackRock Funds, Arena
Pharmaceuticals and Cancervax
------------------------------------          --------      --------------------
Donald E. O'Connor, Born 1936                   1997                 3
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive
Vice President and Chief Operating
Officer of ICI Mutual Insurance Company
(until January, 1997).
Other Directorships: The Forward Funds
------------------------------------          --------      --------------------
George J. Rebhan, Born 1934                     2002                 3
2020 E. Financial Way
Glendora, CA 91741
Trustee
Retired; formerly President, Hotchkis
and Wiley Funds (mutual funds) from 1985
to 1993.
Trustee: E*Trade Funds
------------------------------------          --------      --------------------
George T. Wofford III, Born 1939                1997                 3
2020 E. Financial Way
Glendora, CA 91741
Trustee
Senior Vice President, Information
Services, Federal Home Loan Bank of San
Francisco.
Other Directorships: None

                                PIA BBB BOND FUND
    INFORMATION ABOUT TRUSTEES AND OFFICERS - NOVEMBER 30, 2005 (CONTINUED)
                                   (UNAUDITED)

INTERESTED TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
NAME, AGE
ADDRESS
POSITION HELD WITH FUND                       TRUSTEE       NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATION(S) AND OTHER             OF FUND           OVERSEEN IN
DIRECTORSHIPS DURING PAST FIVE YEARS           SINCE           FUND COMPLEX*
------------------------------------          --------      --------------------
Eric M. Banhazl, Born 1957                      1997                 3
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund
Services, LLC, the Fund's administrator
(since July 2001); Treasurer, Investec
Funds; formerly, Executive Vice
President,
Investment Company Administration, LLC
("ICA").
------------------------------------          --------      --------------------
Robert M. Slotky, Born 1947                      N/A                N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President
Vice President, U.S. Bancorp Fund
Services, LLC, the Fund's administrator
(since July 2001); formerly Senior Vice
President, ICA.
------------------------------------          --------      --------------------
Rodney A. DeWalt, Born 1967                      N/A                N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S.
Bancorp Fund Services, LLC (since
January 2003); Thrivent Financial for
Lutherans from 2000 to 2003; Attorney
Private Practice, 1997 to 2000.
------------------------------------          --------      --------------------
Douglas G. Hess, Born 1967                       N/A                N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and
Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

----------
* The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the PIA Funds. The PIA Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

                                     ADVISER
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (800) 251-1970

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105


Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A COPY OF THE REGISTRANT'S CODE OF ETHICS IS FILED HEREWITH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

          -----------------------------------------------------------
                                   FYE 11/30/2005      FYE 11/30/2004
          -----------------------------------------------------------
          Audit Fees                   $41,400             $51,300
          Audit-Related Fees               N/A                 N/A
          Tax Fees                      $6,600             $13,650
          All Other Fees                   N/A                 N/A
          -----------------------------------------------------------

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

    -----------------------------------------------------------------------
    Non-Audit Related Fees             FYE 11/30/2005        FYE 11/30/2004
    -----------------------------------------------------------------------
    Registrant                               N/A                   N/A
    Registrant's Investment Adviser          N/A                   N/A
    -----------------------------------------------------------------------

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Filed herewith.

      (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant)  Advisors Series Trust


      By (Signature and Title)*  /s/ Eric M. Banhazl
                                 ---------------------------------------
                                  Eric M. Banhazl, President

      Date  02/01/06


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By (Signature and Title)*  /s/ Eric M. Banhazl
                                 ---------------------------------------
                                 Eric M. Banhazl, President

      Date  02/01/06


      By (Signature and Title)*  /s/ Douglas G. Hess
                                 --------------------------------------
                                 Douglas G. Hess, Treasurer

      Date  02/01/06

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.